Newbuildings - Narrative (Details) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2022 USD ($) rig	Jun. 26, 2022 rig	Jun. 30, 2022 USD ($) rig	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) rig	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of newbuild jack-up rigs for sale | rig	3
Impairment of non-current assets			$ 124.4	$ 0.0	$ 124.4	$ 0.0	$ 0.0
Keppel Delivery Financing
Property, Plant and Equipment [Line Items]
Final installment			624.0		624.0
Newbuildings | Letter of Intent
Property, Plant and Equipment [Line Items]
Potential sale price	$ 320.0		$ 320.0		320.0
Impairment of non-current assets					$ 124.4
Jack-up rigs
Property, Plant and Equipment [Line Items]
Number of jack-up rigs scheduled for delivery | rig			5		5
Number of newbuild jack-up rigs for sale | rig		3